UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-05150

Cornerstone Strategic Investment Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jesse Halle, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Cornerstone Strategic
Investment Fund, Inc.

June 30, 2026

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Results of Annual Meeting of Stockholders	14
Investment Management Agreement Approval Disclosure	15
Description of Dividend Reinvestment Plan	17
Proxy Voting and Portfolio Holdings Information	19
Summary of General Information	19
Indemnification	19
Stockholder Information	19
The Fund’s Privacy Policy	20

Cornerstone Strategic Investment Fund, Inc. Portfolio Summary – As Of June 30, 2026 (Unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	36.2
Financials	11.7
Communication Services	10.4
Industrials	9.8
Consumer Discretionary	8.8
Health Care	8.0
Exchange-Traded Funds	6.6
Consumer Staples	4.6
Materials	1.8
Real Estate	1.7
Other	0.4

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	NVIDIA Corporation	Information Technology	7.8
2.	Apple Inc.	Information Technology	6.8
3.	Alphabet Inc. - Class C	Communication Services	6.4
4.	Microsoft Corporation	Information Technology	4.4
5.	Amazon.com, Inc.	Consumer Discretionary	4.0
6.	Broadcom Inc.	Information Technology	3.0
7.	State Street® Energy Select Sector SPDR® ETF	Exchange-Traded Funds	2.9
8.	Micron Technology, Inc.	Information Technology	2.3
9.	Meta Platforms, Inc. - Class A	Communication Services	2.0
10.	JPMorgan Chase & Co.	Financials	2.0

1

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2026 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.66%
COMMON STOCKS — 93.03%

COMMUNICATION SERVICES — 10.44%
Alphabet Inc. - Class C	359,652	$127,075,841
Meta Platforms, Inc. - Class A	72,159	40,646,443
Netflix, Inc. *	261,575	18,676,455
Spotify Technology S.A. *	10,595	4,864,482
TKO Group Holdings, Inc.	34,100	6,864,671
T-Mobile US, Inc.	59,508	9,981,277
		208,109,169
CONSUMER DISCRETIONARY — 8.83%
Amazon.com, Inc. *	335,329	79,922,314
Carvana Co. *	64,775	4,263,491
DoorDash, Inc. - Class A *	49,417	9,118,919
Ferrari N.V.	15,852	5,901,541
Hilton Worldwide Holdings Inc.	32,770	10,829,174
Home Depot, Inc. (The)	37,793	13,328,835
MercadoLibre, Inc. *	3,253	5,521,610
NVR, Inc. *	625	4,258,375
O’Reilly Automotive, Inc. *	117,246	10,797,184
Tesla, Inc. *	76,300	32,091,780
		176,033,223
CONSUMER STAPLES — 4.63%
Costco Wholesale Corporation	22,391	20,946,109
Dollar General Corporation	47,965	5,521,251
Monster Beverage Corporation *	119,567	11,492,780
Philip Morris International Inc.	96,345	17,429,774
Procter & Gamble Company (The)	93,675	13,736,502
Walmart Inc.	204,737	23,188,513
		92,314,929
FINANCIALS — 11.65%
American Express Company	31,400	$10,621,050
Arch Capital Group Ltd. *	58,439	5,672,089
Arthur J. Gallagher & Co.	38,400	8,815,488
Bank of America Corporation	369,932	21,078,725
Berkshire Hathaway Inc. - Class B *	26,950	13,485,511
Chubb Limited	13,085	4,458,583
CME Group Inc.	38,099	8,413,402
Goldman Sachs Group, Inc. (The)	14,399	14,562,717
Interactive Brokers Group, Inc. - Class A	107,531	9,359,498
JPMorgan Chase & Co.	119,689	39,177,801
KKR & Co. Inc.	72,400	6,644,872
Mastercard Incorporated - Class A	33,421	17,165,026
Morgan Stanley	69,775	14,585,766
Progressive Corporation (The)	48,287	10,548,295
Robinhood Markets, Inc. - Class A *	100,576	10,085,761
S&P Global Inc.	26,200	10,670,212
Tradeweb Markets Inc. - Class A	54,680	5,449,409
Visa, Inc. - Class A	62,970	21,604,377
		232,398,582
HEALTH CARE — 7.96%
AbbVie Inc.	75,797	19,073,557
Elevance Health, Inc.	17,100	6,613,083
Eli Lilly and Company	32,020	38,405,748
IDEXX Laboratories, Inc. *	18,896	9,947,611
Intuitive Surgical, Inc. *	29,769	11,838,536
Johnson & Johnson	109,154	27,721,841
McKesson Corporation	14,225	10,748,410
Quest Diagnostics Incorporated	30,900	6,549,255

See accompanying notes to financial statements.

2

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2026 (Unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
Thermo Fisher Scientific Inc.	12,912	$6,473,560
UnitedHealth Group Incorporated	22,850	9,497,146
Veeva Systems Inc. - Class A *	21,411	3,799,810
Vertex Pharmaceuticals Incorporated *	16,203	8,048,516
		158,717,073
INDUSTRIALS — 9.80%
AMETEK, Inc.	29,707	7,187,312
Axon Enterprise, Inc. *	17,165	9,622,871
Caterpillar Inc.	14,758	15,715,795
Cintas Corporation	49,975	8,499,748
Deere & Company	16,377	10,388,422
Eaton Corporation plc	31,214	13,300,909
Emerson Electric Co.	55,100	7,887,565
GE Vernova Inc.	13,361	15,697,304
General Electric Company	56,745	21,207,309
Howmet Aerospace Inc.	14,371	3,863,787
J.B. Hunt Transport Services, Inc.	11,068	3,203,411
Old Dominion Freight Line, Inc.	35,448	7,678,037
Quanta Services, Inc.	5,629	4,053,105
RB Global, Inc.	37,153	4,326,467
Rollins, Inc.	185,069	7,724,780
RTX Corporation	63,326	12,014,842
TransDigm Group Incorporated	5,222	6,955,913
Union Pacific Corporation	37,706	10,256,032
United Rentals, Inc.	6,262	7,094,157
Waste Connections, Inc.	46,708	7,785,757
Waste Management, Inc.	18,897	4,211,763
Westinghouse Air Brake Technologies Corporation	24,833	6,694,977
		195,370,263
INFORMATION TECHNOLOGY — 36.19%
Advanced Micro Devices, Inc. *	53,419	$31,031,631
Amphenol Corporation - Class A	87,895	15,497,646
Analog Devices, Inc.	14,948	5,936,897
Apple Inc.	470,764	136,220,271
Applied Materials, Inc.	14,232	10,289,736
AppLovin Corporation - Class A *	18,618	9,592,552
Arista Networks, Inc. *	87,639	14,888,113
Broadcom Inc.	160,309	60,556,725
Cadence Design Systems, Inc. *	25,100	9,420,532
Ciena Corporation *	10,327	5,066,013
Cisco Systems, Inc.	68,821	8,083,715
Corning Incorporated	56,806	14,509,957
Crowdstrike Holdings, Inc. - Class A *	19,716	15,046,068
Fair Isaac Corporation *	5,008	5,983,458
Intel Corporation *	50,217	7,011,800
KLA Corporation	72,140	21,765,359
Micron Technology, Inc.	39,609	45,720,273
Microsoft Corporation	233,600	87,137,472
Monolithic Power Systems, Inc.	5,012	6,928,388
NVIDIA Corporation	772,752	154,619,947
Oracle Corporation	63,744	9,341,683
Palantir Technologies Inc. - Class A *	36,870	4,301,623
Seagate Technology Holdings plc	13,251	12,787,215
ServiceNow, Inc. *	77,290	7,673,351
Shopify Inc. - Class A *	64,737	7,391,671
Snowflake Inc. - Class A *	23,258	5,919,161
Taiwan Semiconductor Manufacturing Company Limited - ADR	12,024	5,742,302

See accompanying notes to financial statements.

3

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2026 (Unaudited) (continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Tyler Technologies, Inc. *	10,865	$3,177,578
		721,641,137
MATERIALS — 1.81%
Ecolab Inc.	40,702	11,339,984
Linde plc	25,898	13,439,509
Sherwin-Williams Company (The)	15,054	5,183,393
Vulcan Materials Company	20,696	6,105,527
		36,068,413
REAL ESTATE — 1.72%
Digital Realty Trust, Inc.	59,650	10,711,947
Prologis, Inc.	63,249	8,568,342
Welltower Inc.	65,906	14,958,685
		34,238,974

TOTAL COMMON STOCKS		1,854,891,763

EXCHANGE-TRADED FUNDS — 6.63%
State Street® Energy Select Sector SPDR® ETF	1,093,089	58,053,957
State Street® Utilities Select Sector SPDR® ETF	840,070	38,088,774
VanEck® Semiconductor ETF	54,926	36,025,414
TOTAL EXCHANGE-TRADED FUNDS		132,168,145

TOTAL EQUITY SECURITIES
(cost - $1,328,030,680)		1,987,059,908

SHORT-TERM INVESTMENT — 0.33%
MONEY MARKET FUND — 0.33%
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53% ^ (cost - $6,604,943)	6,604,943	$6,604,943

TOTAL INVESTMENTS — 99.99%
(cost - $1,334,635,623)		1,993,664,851

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.01%		294,618

NET ASSETS — 100.00%		$1,993,959,469

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2026.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

N.V.	Naamloze Vennootschap

plc	Public Limited Company

S.A.	Société Anonyme

See accompanying notes to financial statements.

4

Cornerstone Strategic Investment Fund, Inc. Statement of Assets and Liabilities – June 30, 2026 (Unaudited)

ASSETS
Investments, at value (cost – $1,334,635,623) (Notes B and C)	$1,993,664,851
Receivables:
Investments sold	1,946,845
Dividends	338,929
Reclaims	2,669
Prepaid expenses	48,398
Total Assets	1,996,001,692

LIABILITIES
Payables:
Investment management fees (Note D)	1,630,325
Administration and fund accounting fees (Note D)	120,922
Directors’ fees and expenses	91,978
Other accrued expenses	198,998
Total Liabilities	2,042,223

NET ASSETS (applicable to 309,676,340 shares of common stock)	$1,993,959,469

NET ASSET VALUE PER SHARE ($1,993,959,469 ÷ 309,676,340)	$6.44

NET ASSETS CONSIST OF
Common stock, $0.001 par value; 309,676,340 shares issued and outstanding (800,000,000 shares authorized)	$309,676
Paid-in capital	1,334,650,615
Accumulated earnings	658,999,178
Net assets applicable to shares outstanding	$1,993,959,469

See accompanying notes to financial statements.

5

Cornerstone Strategic Investment Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Income:
Dividends (Net foreign withholding taxes and reclaims on dividends of $51,932)	$9,892,421

Expenses:
Investment management fees (Note D)	9,604,891
Administration and fund accounting fees (Note D)	380,886
Directors’ fees and expenses	179,740
Custodian fees	100,937
Printing	93,311
Legal and audit fees	46,030
Transfer agent fees	26,183
Stock exchange listing fees	16,056
Insurance	14,147
Miscellaneous	26,795
Total Expenses	10,488,976

Net Investment Loss	(596,555)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	133,450,824
Net change in unrealized appreciation/(depreciation) in value of investments	1,126,745
Net realized and unrealized gain on investments	134,577,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,981,014

See accompanying notes to financial statements.

6

Cornerstone Strategic Investment Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$(596,555)	$6,012,276
Net realized gain from investments	133,450,824	171,702,806
Net change in unrealized appreciation/(depreciation) in value of investments	1,126,745	135,106,420

Net increase in net assets resulting from operations	133,981,014	312,821,502

Distributions to stockholders (Note B):
From earnings	(132,862,086)	(177,610,506)
Return-of-capital	(86,904,251)	(222,736,046)

Total distributions to stockholders	(219,766,337)	(400,346,552)

Common stock transactions:
Proceeds from rights offering of 0 and 26,164,941 shares of newly issued common stock, respectively	—	191,004,069
Offering expenses associated with rights offering	—	(635,913)
Proceeds from 13,910,771 and 21,199,663 shares newly issued in reinvestment of dividends and distributions, respectively	88,199,812	142,477,144

Net increase in net assets from common stock transactions	88,199,812	332,845,300

Total increase in net assets	2,414,489	245,320,250

NET ASSETS
Beginning of period	1,991,544,980	1,746,224,730
End of period	$1,993,959,469	$1,991,544,980

See accompanying notes to financial statements.

7

Cornerstone Strategic Investment Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2026		For the Years Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$6.73		$7.03	$6.77	$6.48	$10.23	$9.93
Net investment income (loss) #	(0.00	)+	0.02	0.02	0.03	0.02	0.01
Net realized and unrealized gain/(loss) on investments	0.44		1.07	1.54	1.74	(2.20)	1.86
Net increase/(decrease) in net assets resulting from operations	0.44		1.09	1.56	1.77	(2.18)	1.87

Dividends and distributions to stockholders:
Net investment income	—		(0.02)	(0.02)	(0.03)	(0.03)	(0.01)
Net realized capital gains	(0.44)		(0.63)	(0.48)	(0.53)	(0.22)	(0.92)
Return-of-capital	(0.29)		(0.82)	(0.80)	(0.92)	(1.91)	(0.99)
Total dividends and distributions to stockholders	(0.73)		(1.47)	(1.30)	(1.48)	(2.16)	(1.92)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.08	—	—	0.59	0.35
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00 +	0.00 +
Common stock repurchases	—		—	—	—	—	—
Total common stock transactions	0.00	+	0.08	0.00 +	0.00 +	0.59	0.35

Net asset value, end of period	$6.44		$6.73	$7.03	$6.77	$6.48	$10.23
Market value, end of period	$7.56		$8.36	$8.59	$7.19	$7.37	$14.29
Total investment return (a)	1.34	%(b)	20.91%	43.57%	21.40%	(32.21)%	47.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$1,993,959		$1,991,545	$1,746,225	$1,580,192	$1,400,340	$1,227,371
Ratio of net expenses to average net assets (c)	1.09	%(d)	1.10%	1.10%	1.11%	1.11%	1.12%
Ratio of net investment income (loss) to average net assets (e)	(0.06	)%(d)	0.33%	0.35%	0.38%	0.31%	0.14%
Portfolio turnover rate	35	%(b)	45%	22%	46%	39%	72%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.
(e)	Recognition of net investment income (loss) by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

8

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Investment Fund, Inc. (formerly Cornerstone Strategic Value Fund, Inc.) (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Effective December 6, 2024, the Fund changed its name from Cornerstone Strategic Value Fund, Inc. to Cornerstone Strategic Investment Fund, Inc. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services–Investment Companies.”

Segment Reporting: The President of the Fund acts as the Fund’s chief operating decision maker (“CODM”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Cornerstone Advisors, LLC (the “Investment Manager” or “Cornerstone”), as the Fund’s Valuation Designee, shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by the Investment Manager, as the Fund’s Valuation Designee, to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Investment Manager, as the Fund’s Valuation Designee, deems appropriate

9

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited) (continued)

to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Investment Manager, as the Fund’s Valuation Designee, believes reflect most closely the value of such securities. At June 30, 2026, the Fund held no securities valued in good faith by the Investment Manager, as the Fund’s Valuation Designee.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2026, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

The Fund holds certain investments which pay distributions to their stockholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are treated as a reduction of the cost of investments or as a realized gain, respectively.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2026, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2023 through 2025, and for the six months ended June 30, 2026. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable

10

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited) (continued)

to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the August 2, 2024 meeting of the Board of Directors, the Board approved updated Valuation and Fair Pricing Policies and Procedures. The Board designated the Investment Manager as the Valuation Designee (the “Valuation Designee”), pursuant to Rule 2a-5 under the 1940 Act, and in turn the Investment Manager established a pricing/valuation committee to assume the day-to-day fair value responsibilities of the Fund, as necessary. Securities or other assets that are not publicly traded or for which a market price is not otherwise readily available will be valued at a price that reflects such security’s fair value, as determined by the Valuation Designee. In making such fair value determinations, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if,

11

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited) (continued)

in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the Fund’s investments and the inputs used as of June 30, 2026, in valuing the investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$1,987,059,908	$—
Short-Term Investment	6,604,943	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,993,664,851	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2026.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2026, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2026, Cornerstone earned $9,604,891 for investment management services.

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filings with the Securities and Exchange Commission (“SEC”) and materials for meetings of the Board.

Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2026, Ultimus earned $380,886 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2026, purchases and sales of securities, other than short-term investments, were $675,346,328 and $789,976,970, respectively.

12

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited) (concluded)

NOTE F. SHARES OF COMMON STOCK

The Fund has 800,000,000 shares of common stock authorized and 309,676,340 shares issued and outstanding at June 30, 2026. Transactions in common stock for the six months ended June 30, 2026, were as follows:

Shares at beginning of period	295,765,569
Shares issued in reinvestment of dividends and distributions	13,910,771
Shares at end of period	309,676,340

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the periods ended June 30, 2026 and December 31, 2025 was as follows:

	June 30, 2026	December 31, 2025
Ordinary Income	$—	$26,031,484
Long-Term Capital Gains	132,862,086	151,579,022
Return-of-Capital	86,904,251	222,736,046
Total Distributions	$219,766,337	$400,346,552

At December 31, 2025, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$657,880,250
Total accumulated earnings	$657,880,250

The following information is computed on a tax basis for each item as of June 30, 2026:

Cost of portfolio investments	$1,334,665,672
Gross unrealized appreciation	$714,430,380
Gross unrealized depreciation	(55,431,202)
Net unrealized appreciation	$658,999,178

For the six months ended June 30, 2026, there were no federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Fund. As part of its assessment, management noted that foreign withholding taxes were approximately 0% of the Fund’s net assets and therefore, further disclosure regarding foreign withholding taxes on dividend income was considered immaterial.

13

Results of Annual Meeting of Stockholders (Unaudited)

On April 14, 2026, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 297,921,983 shares of common stock outstanding on the record date of February 13, 2026:

(1) To approve the election of two Directors to hold office until the year 2029 Annual Meeting of Stockholders.

Name of Director	For	Withheld
Peter K. Greer	177,506,658	9,226,068
Marcia E. Malzahn	178,457,335	8,275,391

14

Investment Management Agreement Approval Disclosure (Unaudited)

The Board of Directors (the “Board”) of Cornerstone Strategic Investment Fund, Inc. (the “Fund”), including those members of the Board who are not “interested persons,” as such term is defined by the 1940 Act (the “Independent Directors”), considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, LLC (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in-person meeting of the Board held on February 13, 2026.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment

Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15(c) of the 1940 Act, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 13, 2026. The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry and with respect to the use of managed distribution plans. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution program. The Board discussed the Investment Manager’s robust compliance program as well as the Investment Manager’s role in monitoring the performance of the Fund’s service providers. Additionally, the Board discussed the Investment Manager’s succession planning, staffing and disaster recovery planning.

The Board also reviewed and discussed a comparison of the Fund’s performance for the one-year, three-year, five-year and since inception periods ending December 31, 2025 with the performance of comparable closed-end funds for the same periods and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Independent Directors met in executive session to discuss the information provided and were advised by independent legal counsel with respect to their deliberations and their duties when considering the Agreement’s continuance. Based on their review of the information

15

Investment Management Agreement Approval Disclosure (Unaudited)
(Concluded)

requested and provided, the Independent Directors determined that: (i) the Investment Manager should continue to provide a high-caliber quality of service to the Fund for the benefit of its stockholders; (ii) the Fund’s performance was satisfactory; (iii) the Fund’s management fee charged by the Investment Manager under the Agreement was not unreasonable; and (iv) the Investment Manager’s estimated profitability with respect to the Fund was not excessive. The Independent Directors concluded that the Fund’s fee structure was not unreasonable and that the renewal of the Agreement with respect to the Fund was in the best interests of its stockholders. In considering the Agreement’s renewal, the Independent Directors considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). The Independent Directors did not identify any one factor as determinative, and each Independent Director may have weighed each factor differently. The Independent Directors noted that their conclusions may be based in part on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board voted (including a separate vote of the Independent Directors) to approve the continuance of the Agreement with respect to the Fund.

16

Description of Dividend Reinvestment Plan (Unaudited)

Cornerstone Strategic Investment Fund, Inc. (formerly Cornerstone Strategic Value Fund, Inc.) (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by Equiniti Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at 28 Liberty Street, 53rd Floor, New York, NY 10005. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the Distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or Distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or Distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or Distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

17

Description of Dividend Reinvestment Plan (Unaudited) (Concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares through the Agent. Shares may be sold via the internet at www.equiniti.com or through the Agent’s toll-free number, (866) 668-6558. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to Equiniti Trust Company, LLC, 28 Liberty Street, 53rd Floor, New York, NY 10005. There is a commission of $0.05 per share.

All correspondence concerning the Plan should be directed to Equiniti Trust Company, LLC, 28 Liberty Street, 53rd Floor, New York, NY 10005. Certain transactions can be performed online at www.equiniti.com or by calling the toll-free number (866) 668-6558.

18

Proxy Voting and Portfolio Holdings Information (Unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonestrategicinvestmentfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (Unaudited)

Cornerstone Strategic Investment Fund, Inc. (formerly Cornerstone Strategic Value Fund, Inc.) is a closed- end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, LLC.

Indemnification (Unaudited)

The Fund indemnifies the Fund’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Stockholder Information (Unaudited)

The Fund is listed on the NYSE American (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicinvestmentfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Investment Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in the report.

19

The Fund’s Privacy Policy

FACTS	WHAT DOES CORNERSTONE STRATEGIC INVESTMENT FUND, INC. (“CORNERSTONE” OR THE “FUND”), AND SERVICE PROVIDERS TO THE FUND, ON THE FUND’S BEHALF, DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we, and our service providers, on our behalf, collect and share depends on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cornerstone share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (866) 668-6558

20

What we do
Who is providing this notice?	Cornerstone Strategic Investment Fund, Inc. (“Cornerstone” or the “Fund”)
How does the Fund, and the Fund’s service providers, on the Fund’s behalf, protect my personal information?

To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund, and the Fund’s service providers, on the Fund’s behalf, collect my personal information?

We collect your personal information, for example, when you:

● open an account

● provide account information

● give us your contact information

● make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Cornerstone Advisors, LLC and Cornerstone Total Return Fund, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Cornerstone does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Cornerstone does not jointly market.

21

Cornerstone Strategic Investment Fund, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 1 of this form.

(b) Not applicable

Item	7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This Registrant does not engage in securities lending activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Investment Fund, Inc.

By (Signature and Title)*		/s/ Joshua G. Bradshaw
Joshua G. Bradshaw, Vice Chairman and President (Principal Executive Officer)

Date	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Joshua G. Bradshaw
Joshua G. Bradshaw, Vice Chairman and President (Principal Executive Officer)

Date	August 27, 2026

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	August 27, 2026

* Print the name and title of each signing officer under his or her signature.